COLLABORATIVE ARRANGEMENTS (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Research and Development Expense	$ 17,823	$ 14,556
Collaborative Arrangement [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Advance Payment On Amortization Of Clinical Validation	1,408
Advance Payments Received In Exchange Of Equipment	1,565	1,492
Allocation Of Advance Payments Received	313
Revenues, Total	72	2,092
Cost of Revenue, Total	91	2,092
Collaborative Arrangement [Member] | Prepaid Expenses and Other Current Assets [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Research and Development Expense		5,021
Collaborative Arrangement [Member] | Other Assets [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Allocation Of Advance Payments Received	1,095
Clinical Validation Projects [Member] | Collaborative Arrangement [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Advance Payments Received In Exchange Of Equipment	1,149
Validation Projects [Member] | Collaborative Arrangement [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Revenues, Total	0	0
Validation Projects [Member] | Collaborative Arrangement [Member] | Prepaid Expenses and Other Current Assets [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Allocation Of Advance Payments Received	230
Validation Projects [Member] | Collaborative Arrangement [Member] | Other Assets [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Allocation Of Advance Payments Received	402
MRgRT™ platform [Member] | Collaborative Arrangement [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Revenues, Total	834	3,001
Research and Development Expense	8,294
Cost of Revenue, Total	958	1,582
Research and Development
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Research and Development Expense	157
Research and Development | Collaborative Arrangement [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Advance Payment On Amortization Of Clinical Validation	632
Research and Development | Validation Projects [Member] | Collaborative Arrangement [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Allocation Of Advance Payments Received	$ 230	$ 230